Note 18 - Recoverable Taxes - Recoverable Taxes (Details) - BRL (R$) R$ in Millions		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Non-current		R$ 5,695.8	R$ 671.1
Current		1,527.9	2,242.7
Total		7,223.7	2,913.8
PIS COFINS exclusion of ICMS [member]
Statement Line Items [Line Items]
Non-current	[1]	5,183.4	283.6
Current		712.0	1,429.3
ICMS [member]
Statement Line Items [Line Items]
Non-current		266.5	212.5
Current		563.4	573.6
Others [member]
Statement Line Items [Line Items]
Non-current		245.9	175.0
Current		75.5	95.3
IPI [member]
Statement Line Items [Line Items]
Current		R$ 177.0	R$ 144.5

[1]	As detailed in Note 30 - Contingencies, the Company has been recognizing PIS and COFINS credits arising from the exclusion of ICMS from the calculation basis. The corresponding entry for recognitions is recorded in the item recoverable PIS/COFINS - exclusion ICMS, and of the recognized values of this matter, those that still remain in assets are R$4.3 billion for the period called- REFRI; and R$0.9 billion referring to the period after the STF decision to date.